Segment Information - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) customer segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of operating segments | segment	1
Number of customers representing more than ten percent of net sales | customer	0
Net sales	$ 1,501,848	$ 1,417,536	$ 1,337,991
Long-lived assets	511,659	494,321
Netherlands
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	15,900	15,000	$ 12,400
Long-lived assets	$ 1,800	$ 1,700